One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

CHRISTOPHER D. CHRISTIAN

christopher.christian@dechert.com +1 617 728 7173 Direct +1 617 426 6567 Fax

October 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Wellington Global Multi-Strategy Fund (File Nos. 333-280239 and 811-23973) – Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Wellington Global Multi-Strategy Fund (the “Fund”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933 and Amendment No. 2 to the Fund’s registration statement under the Investment Company Act of 1940 on Form N-2 (“Registration Statement”). This filing is being made for the purposes of: (i) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; and (ii) making certain other changes to the Prospectus and Statement of Additional Information.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 617.728.7173.

Sincerely,

/s/ Christopher D. Christian
Christopher D. Christian